Transactions with Related Parties - Additional Information (Detail) - USD ($)				12 Months Ended
	Jul. 07, 2022	Mar. 04, 2022	May 31, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Receivable from related party				$ 146,708	$ 355,023
Payable to related parties				3,016,438	1,119,055
StealthGas Inc [Member]
Receivable from related party				0	355,023
European Institute of Regional Investments Inc. [Member]
Receivable from related party				146,708	0
Vessel Clean Nirvana And Vessel Clean Justice [Member] | Company Affiliated With Members Of The Family Of The Chief Executive Officer [Member]
Payment to acquire productive assets		$ 31,000,000
Vessel Eco Angelbay And Vessel Eco Bushfire [Member] | Company Affiliated With Members Of The Family Of The Chief Executive Officer [Member]
Payment to acquire productive assets	$ 39,000,000
Management fees [Member]
Related party transaction, amounts of transaction				1,045,640	527,425	$ 503,355
Brokerage commissions [Member]
Related party transaction, amounts of transaction				$ 1,202,449	218,192	250,241
Related party transaction, brokerage commission per vessel				1.25%
Superintendent fees [Member]
Related party transaction, amounts of transaction				$ 28,500	26,500	13,500
Related party transaction, additional amounts of transaction				500
Crew management fees [Member]
Related party transaction, amounts of transaction				137,000	60,000	35,000
Crew management fees [Member] | Hellenic Manning Overseas Inc [Member]
Related party transaction, amounts of transaction			$ 2,500
Commissions – vessels purchased [Member]
Related party transaction, amounts of transaction				$ 1,168,000	$ 0	$ 0
Commissions – vessels purchased [Member] | Hellenic Manning Overseas Inc [Member]
Commission as a percentage of purchase price of vessels				1.00%
Commission as a percentage of sale price of vessels				1.00%
Maximum [Member] | Management fees [Member]
Related party transaction, amounts of transaction				$ 440
Minimum [Member] | Management fees [Member]
Related party transaction, amounts of transaction				$ 125